Operating Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting Information [Line Items]
Schedule of Significant General and Administrative Expense Categories by Geographic Region	The following table presents significant general and administrative expense categories on the same basis provided to the CODM.

For the six months ended June 30, 2025:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	US office	Total
Employee remuneration	3,062,456	1,230,794	382,437	454,073	2,263,585	143,138	7,536,483
IT expenses	224,678	774	-	740	1,734	-	227,926
Professional fees	1,647,250	83,652	11,873	2,005	5,088	-	1,749,868
Travel, marketing and communication expenses	127,253	20,534	42,200	8,164	55,401	-	253,552
Office expenses	367,846	15,024	29,315	15,763	98,681	-	526,629
Other expenses	59,496	13,761	14,556	22,313	22,564	9,637	142,327
Total	5,488,979	1,364,539	480,381	503,058	2,447,053	152,775	10,436,785

For the six months ended June 30, 2024:

General & Administrative Expense Category	Greece office	Singapore Office	Dubai Office	Hong-Kong office	UK office	Total
Employee remuneration	2,617,725	565,438	803,280	200,613	1,124,458	5,311,514
IT expenses	345,530	7,452	2,500	3,863	2,707	362,052
Professional fees	199,140	13,179	7,706	2,128	29,177	251,330
Travel, marketing and communication expenses	109,371	31,312	10,195	5,970	57,833	214,681
Office expenses	383,619	6,045	39,616	4,202	96,569	530,051
Other expenses	39,126	26,921	18,925	26,404	24,995	136,371
Total	3,694,511	650,347	882,222	243,180	1,335,739	6,805,999

Schedule of Geographical Information of Revenues

The table below discloses the Company’s geographical information of revenues in accordance with ASC 280. Revenues are attributed to individual countries based on the location of the customer, which is determined by the customer's country of domicile as specified in the charter party agreements or other commercial arrangements. During the six months period ended June 30, 2025 and June 30, 2024 countries that individually represent more than 10% of total revenues are disclosed separately, while revenues from all other countries are aggregated and presented under "Other".

	Six Months Period Ended June 30,
Country	2025	2024
Singapore	4,424,536	7,171,848
Marshall Islands	3,837,121	6,451,652
Germany	2,373,047	-
Switzerland	2,670,776	1,439,600
Other	1,846,342	1,380,708
Total revenues	15,151,822	16,443,808

Schedule of Revenue by Customers

During the six-month periods ended June 30, 2025 and June 30, 2024 three and four customers, respectively, accounted for 10% or more of the Company’s revenues.

Six Months Period Ended June 30,
Customer	2025	2024
A (Singapore)	29%	44%
B (Marshall Islands)	-	15%
C (Marshall Islands)	-	13%
D (Germany)	16%	-
E (Switzerland)	18%	9%